Intangible Assets (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 CLP ($)
Intangible Assets (Textual)
Goodwill		$ 85,471
Earnings projections period for goodwill impairment testing	10 years
Current loan expansion multiplier	1.9
Assumed market share percentage at year six and onwards	17.80%
Long-run cash flows growth rate in baseline scenario	4.50%
Discount rate (real terms) percentage computed by using CAPM	9.00%
Discount rate was computed by using CAPM	7.30%
Bank is able to reach discount rate maximum	7.30%
Bank is able to reach discount rate minimum	7.00%
Bank sensitivity analysed discounts rates one	8.00%
Bank sensitivity analysed discounts rates two	10.00%
Citibank Chile | Individual Business Segment
Intangible Assets (Textual)
Goodwill		$ 12,576